Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calender Year or Quater Ended: June 31, 2000

Check Here if Amendment ()
This Amendment (Check only one):() is a restatment
                                () adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	1030 East Putnam Avenue
		       P.O. Box 2200
		       Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III,1030 East Putnam Avenue
Greenwich, CT 06830, September 30, 2000

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 66
From 13F Information Table Value Total (USD): 143,922,000.00
List of Other Managers Included: None
Voting Authority: None









                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of clas   CUSIP (x$1000)  Prn Amt   Prn CallDscretn

AFLAC Inc.             COM     001055102   1287     20095  SH         Sole
AT&T Corp.             COM     001957109    210      7134  SH         Sole
Abbott Labs            COM     002824100   1052     22116  SH         Sole
America Online Inc     COM     02364J104    383      7125  SH         Sole
American Express       COM     025816109   9488    156185  SH         Sole
American Home Prod.    COM     026609107    660     11668  SH         Sole
American Int'l Group   COM     026874107  18845    196945  SH         Sole
Amgen Inc              COM     031162100   2506     35883  SH         Sole
Automatic Data ProcessiCOM     053015103   3598     53795  SH         Sole
BellSouth              COM     079860102    676     16790  SH         Sole
Berkshire Hathaway     COM     084670991   2254        35  SH         Sole
Berkshire Hathaway B   COM     084670207   7537      3641  SH         Sole
Bristol-Myers Squibb   COM     110122108   1243     21768  SH         Sole
Burlington Santa Fe    COM     12189T104    309     14325  SH         Sole
CenturyTel Inc.        COM     156700106    455     16699  SH         Sole
Chase Manhattan Corp   COM     16161A108    420      9085  SH         Sole
Chevron                COM     166751107    316      3708  SH         Sole
Cisco Systems Inc      COM     17275R102   1198     21683  SH         Sole
CitiGroup Inc          COM     172967101   2130     39392  SH         Sole
Clorox Company         COM     189054109    323      8163  SH         Sole
Coca-Cola              COM     191216100   3203     58098  SH         Sole
Colgate Palmolive      COM     194162103   2218     46991  SH         Sole
Conseco Inc            COM     208464107    594     77929  SH         Sole
Disney                 COM     254687106   2891     75583  SH         Sole
EMC Corp               COM     268648102    297      3000  SH         Sole
Emerson Electric       COM     291011104   1720     25672  SH         Sole
Exxon Mobil Corp       COM     302290101   2349     26352  SH         Sole
Fannie Mae             COM     313586109   5371     75115  SH         Sole
Freddie Mac            COM     313400301   1638     30303  SH         Sole
General Electric       COM     369604103  14715    255084  SH         Sole
General Motors H       COM     370442832   1274     34267  SH         Sole
Genzyme Corp           COM     372917104    385      5645  SH         Sole
Gillette               COM     375766102   2707     87662  SH         Sole
H&R Block              COM     093671105   1150     31030  SH         Sole
Home Depot             COM     437076102   1305     24593  SH         Sole
Honeywell InternationalCOM     438516106    222      6240  SH         Sole
Human Genome Sciences  COM     444903108    325      1875  SH         Sole
I.B.M.                 COM     459200101    362      3215  SH         Sole
Intel Corp             COM     458140100    672     16157  SH         Sole
Jefferson-Pilot Corp   COM     475070108   2844     41905  SH         Sole
Johnson & Johnson      COM     478160104   3507     37333  SH         Sole
Lucent Technology      COM     549463107    611     20008  SH         Sole
McDonalds              COM     580135101    905     29975  SH         Sole
Medtronic              COM     585055106    551     10640  SH         Sole
Merck                  COM     589331107   2870     38561  SH         Sole
MicroSoft              COM     594918104   5867     97270  SH         Sole
Nestle SA Rep Rg Adr   COM     641069406    302      2900  SH         Sole
Nokia Corp Sponsored ADCOM     654902204   1081     27141  SH         Sole
Oracle                 COM     68389X105    308      3910  SH         Sole
Pepsico Inc.           COM     713448108    967     21030  SH         Sole
Pfizer                 COM     717081103  11003    244857  SH         Sole
Procter & Gamble       COM     742718109   1938     28919  SH         Sole
Royal Dutch Petroleum  COM     780257804    563      9400  SH         Sole
SBC Communications     COM     78387G103   1505     30095  SH         Sole
Sara Lee               COM     803111103    253     12453  SH         Sole
Schering-Plough        COM     806605101   1120     24082  SH         Sole
Sealed Aior Corp       COM                  206      4550  SH         Sole
Sun Microsystems Inc   COM     866810104    696      5960  SH         Sole
Tootsie Roll           COM     890516107    380      9675  SH         Sole
Tyco Intl Ltd          COM     902124106    284      5484  SH         Sole
USA Education          COM     78442A109   5025    104288  SH         Sole
Verizon Communications COM                  669     13811  SH         Sole
Walmart                COM     931142103    304      6314  SH         Sole
Washington Post        COM                  399       755  SH         Sole
Wells Fargo & Co.      COM     949746101    921     20054  SH         Sole
Wesco Financial        COM     950817106    557      2220  SH         Sole